Segment Information - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 147,212,000	$ 114,348,000	$ 79,523,000
Point in time
Disaggregation of Revenue [Line Items]
Revenues	146,939,000	114,113,000
Over time
Disaggregation of Revenue [Line Items]
Revenues	273,000	235,000
Intersegment
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 0	$ 0